PROPERTY AND EQUIPMENT, NET - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 2,323,679	$ 1,629,913
Less: accumulated depreciation	(935,784)	(599,950)
Property, plant and equipment, net	1,387,895	1,029,963
Computers [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,381,797	883,249
Office Equipment, Furniture and Fittings [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	62,262	43,060
Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	381,443	252,778
Transportation Assets [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	123,835	208,701
Warehouse Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	36,023	20,796
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	272,042	196,421
Building [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	14,702	1,956
Construction-in-Progress [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 51,575	$ 22,952